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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999
                                               --------------

Check here if Amendment [ ]; Amendment Number:_______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: Menno Insurance Service d/b/a MMA Capital Management
Address: 1110 N. Main St.
          Goshen
          IN 46528

Form 13F File Number: 28-6988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name: Randall M. Jacobs
Title: Assistant Secretary
Phone:  219/533-9511

Signature, Place, and Date of Signing:

/s/ Randall M. Jacobs       Goshen, IN               5-13-99
---------------------     ------------------------   -------------
[Signature]                   [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number     Name

    28-____________          _____________________________
    [Repeat as necessary.]



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                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        _______________

Report Summary:


Number of Other Included Managers:            - 0-
                                         ----------------
Form 13F Information Table Entry Total:  $  173,448,062
                                         ----------------
Form 13F Information Table Value Total:  $  174,800,903
                                         ----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.            Form 13F File Number              Name

     _______        28-______________                 ___________________

     [Repeat as necessary.]

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
                                                  Menno Insurance Service, Inc.
                                                       First Quarter, 1999

ISSUER                  TITLE OF CLASS    CUSIP      FAIR MARKET VALUE      SHARES    INVESTMENT DISCRETION      VOTING AUTHORITY

AT & T Corp                 Common      001957109     $   3,550,322         44,483             Sole              Sole        44,483
Air Products & Chem         Common      009158106         2,628,688         76,750             Sole              Sole        76,750
Allstate Corp               Common      020002101         4,050,986        109,300             Sole              Sole       109,300
Alza Corp                   Common      022615108           258,188          6,750             Sole              Sole         6,750
American Nortel Com         Common      02864L104             6,600         16,500             Sole              Sole        16,500
Amgen Inc                   Common      031162100         2,489,594         33,250             Sole              Sole        33,250
Applied Materials           Common      038222105         1,387,980         22,500             Sole              Sole        22,500
Atlantic Richfield          Common      048825103         2,159,016         29,525             Sole              Sole        29,525
BP Amoco PLC                Common      055622104         1,821,737         18,037             Sole              Sole        18,037
Bank One Corp               Common      06423A103         3,473,374         63,080             Sole              Sole        63,080
Bell Atlantic Corp          Common      077853109         2,903,987         56,183             Sole              Sole        56,183
Biomet Inc                  Common      090613100         2,013,024         48,000             Sole              Sole        48,000
Boston Scientific Co        Common      101137107         2,648,750         65,200             Sole              Sole        65,200
Bristol-Myers Squibb        Common      110122108         2,779,306         43,342             Sole              Sole        43,342
Callaway Golf Comp          Common      131193104         1,246,757        122,375             Sole              Sole       122,375
Central Newspapers          Common      154647101         3,461,100        111,200             Sole              Sole       111,200
Chubb Corp                  Common      171232101         2,584,092         44,125             Sole              Sole        44,125
Cincinnati Bell Inc         Common      171870108         1,346,280         60,000             Sole              Sole        60,000
Cisco Systems Inc           Common      17275R102         1,060,022          9,675             Sole              Sole         9,675
Compaq Computer C           Common      204493100         1,387,934         43,800             Sole              Sole        43,800
Dayton Hudson Co            Common      239753106         1,665,625         25,000             Sole              Sole        25,000
Dionex Corp                 Common      254546104         2,423,550         64,200             Sole              Sole        64,200
Duke Realty Investm         Common      264411505           470,850         21,900             Sole              Sole        21,900
El Paso Energy Corp         Common      283905107         1,500,379         45,900             Sole              Sole        45,900
Eli Lilly & Co              Common      532457108         1,358,000         16,000             Sole              Sole        16,000
Emerson Electric Co         Common      291011104         1,848,860         34,925             Sole              Sole        34,925
Ensco International         Common      26874Q100           466,621         35,050             Sole              Sole        35,050
Fastenal Company            Common      311900104         2,443,891         69,700             Sole              Sole        69,700
Federal Home Loan M         Common      313400301         4,590,771         80,100             Sole              Sole        80,100
Federal National Mtg Asso   Common      313586109         4,601,663         66,450             Sole              Sole        66,450

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
First Data Corp             Common       319963104          4,370,119        102,225          Sole               Sole       102,225
Gannett Co                  Common       364730101          1,741,950         27,650          Sole               Sole        27,650
Gillette Company            Common       375766102          3,649,493         61,400          Sole               Sole        61,400
Global Marine Inc           Common       379352404          1,762,500        150,000          Sole               Sole       150,000
Hewlett Packard Co          Common       428236103          3,280,454         48,375          Sole               Sole        48,375
Intel Corp                  Common       458140100          3,007,538         25,300          Sole               Sole        25,300
Ionics Inc                  Common       462218108          3,071,244        101,950          Sole               Sole       101,950
Johnson & Johnson           Common       478160104          3,003,688         32,125          Sole               Sole        32,125
Kellogg Co                  Common       487836108          1,735,689         51,332          Sole               Sole        51,332
Keycorp Inc                 Common       493267108          1,594,464         52,600          Sole               Sole        52,600
Kimberly Clark Corp         Common       494368103          1,886,360         39,350          Sole               Sole        39,350
Lowe's Companies            Common       548661107          2,575,788         42,575          Sole               Sole        42,575
MCI Worldcom, Inc           Common       55268B106          2,289,354         25,850          Sole               Sole        25,850
MCN Corp                    Common       55267J100          1,489,442         92,725          Sole               Sole        92,725
Masco Corp                  Common       574599106          2,719,063         96,250          Sole               Sole        96,250
May Department Sto          Common       577778103            445,986         11,399          Sole               Sole        11,399
Medtronic, Inc.             Common       585055106          3,917,188         54,500          Sole               Sole        54,500
Merck & Co Inc              Common       589331107          3,549,057         44,294          Sole               Sole        44,294
Morton International        Common       619335102          1,933,050         52,600          Sole               Sole        52,600
Pep Boys-Manny Mo           Common       713278109            254,980         16,720          Sole               Sole        16,720
Pepsico Inc                 Common       713448108          3,504,387         89,425          Sole               Sole        89,425
Petroleum Geo-Servi         Common       716597109          2,594,788        170,150          Sole               Sole       170,150
Pitney Bowes Inc            Common       724479100          3,026,531         47,475          Sole               Sole        47,475
Procter & Gamble Co         Common       742718109          2,752,058         28,100          Sole               Sole        28,100
R & B Falcon Corp           Common       74912E101            258,534         29,975          Sole               Sole        29,975
SBC Communication           Common       78387G103          4,019,521         85,181          Sole               Sole        85,181
Sara Lee Corp               Common       803111103          2,638,350        106,600          Sole               Sole       106,600
Schlumberger Ltd            Common       806857108            645,516         10,725          Sole               Sole        10,725
Seagate Technology          Common       811804103          1,419,024         48,000          Sole               Sole        48,000
Sigma Aldrich Corp          Common       826552101          4,320,225        147,700          Sole               Sole       147,700
Sonoco Products             Common       835495102          1,509,973         65,651          Sole               Sole        65,651
St Jude Medical Inc         Common       790849103          1,969,500         80,800          Sole               Sole        80,800
Sun Microsystems In         Common       866810104            281,392          2,250          Sole               Sole         2,250
Sysco Corp                  Common       871829107          1,862,960         70,800          Sole               Sole        70,800
Tellabs, Inc                Common       879664100          2,086,963         21,350          Sole               Sole        21,350

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

Texas Instruments In         Common        882508104         2,225,681         22,425         Sole              Sole         22,425
Thomas & Betts Corp          Common        884315102         3,615,439         96,250         Sole              Sole         96,250
Transocean Offshore          Common        893817106         1,296,585         45,000         Sole              Sole         45,000
US Filter Corporation        Common        911843209         7,197,641        235,025         Sole              Sole        235,025
Wabash National Co           Common        929566107         2,626,088        225,900         Sole              Sole        225,900
Wells Fargo Company          Common        949746101         3,155,670         90,000         Sole              Sole         90,000
Williams Companies           Common        969457100         4,077,388        103,225         Sole              Sole        103,225
Xerox Corp                   Common        984121103         3,458,494         66,350         Sole              Sole         66,350

Total Aggregate Amount                                    $174,800,903

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